ACCRUED EXPENSES - COMPONENTS OF ACCRUED EXPENSES (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Vessel operating and drydocking expenses		$ 24,041	$ 10,978
Administrative expenses		11,042	9,572
Interest expense		97,688	84,249
Current tax payable		463	1,096
Accrued expenses	[1]	$ 133,234	$ 105,895

[1]	This includes amounts arising from transactions with related parties (see note 28).